Bank Overview - Additional Information (Detail)		12 Months Ended
		Mar. 31, 2015 ₨ / shares shares	Mar. 31, 2014 shares	Mar. 31, 2013 shares	Mar. 31, 2015 $ / shares
Per ADS information (where 1 ADS represents 3 shares)
Nature Of Business [Line Items]
Shares issued		22,000,000
Shares issued, price per share | $ / shares					$ 57.76
Equity Shares
Nature Of Business [Line Items]
Shares issued		66,000,000
Qualified Institutional Placement (QIP)
Nature Of Business [Line Items]
Shares issued		18,744,142
Shares issued, price per share | ₨ / shares		₨ 1,067.0
Employees Stock Option Scheme
Nature Of Business [Line Items]
Total number of shares issued pursuant to exercise of stock options	[1]	22,700,740	18,903,115	33,459,050
Housing Development Finance Corporation Limited
Nature Of Business [Line Items]
Equity ownership interest of the bank's largest shareholder, Housing Development Finance Corporation Limited and its subsidiaries		21.70%

[1]	As of March 31, 2013 includes 728,290 options exercised, pending allotment of equity shares. As of March 31, 2014 excludes 728,290 options of equity shares allotted which were exercised in previous year.